ADOPTION OF NEW ACCOUNTING STANDARDS - Impact of IFRS 16 (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
ROU assets recognized as at January 1, 2019 upon adoption of IFRS 16	$ 29,217	$ 31,800	$ 31,783
Lease obligations recognized as at January 1, 2019 upon adoption of IFRS 16	15,316	25,447	22,224
Net decrease to opening retained earnings as at January 1, 2019	$ (887,031)		$ (391,918)
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
ROU assets recognized as at January 1, 2019 upon adoption of IFRS 16		2,353
Net investment in sub-leases		809
Lease obligations recognized as at January 1, 2019 upon adoption of IFRS 16		3,223
Other adjustments		29
Net decrease to opening retained earnings as at January 1, 2019		$ 90